Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Payment Arrangement [Abstract]
Summary of Share Based Compensation Expense Recognized Related To Share Options Granted And Ordinary Shares
A summary of share-based compensation expense recognized related to share options granted, RSUs granted, and ordinary shares transfers is as follows:

	Year Ended December 31,

	2021	2022
	RMB	RMB
Sales and marketing expenses	10,853	16,120
General and administrative expenses	190,252	80,448
Research and development expenses	25,056	15,458

	226,161	112,026

Summary of Company's Share Options
The following table sets forth the share options activities under the 2018 Plan for the years ended December 31, 2021 and 2022:

	Number of Options	Weighted Average Exercise Price	Weighted Average remaining contractual life	Weighted Average Grant- date Fair Value	Aggregate Intrinsic Value
	RMB	RMB	RMB	RMB	RMB
Outstanding as of December 31, 2020	216,916,329	0.22	8.51	1.10	255,873
Granted	82,665,350	0.51	—	4.93	—
Exercised	(15,142,550)	0.41	—	1.42	—
Forfeited	(37,430,787)	0.29	—	2.41	—

Outstanding as of December 31, 2021	247,008,342	0.29	7.94	2.10	543,248

Granted	800,000	0.54	—	0.70	—
Exercised	(27,750,770)	0.39	—	1.20	—
Forfeited	(30,645,015)	0.31	—	3.52	—

Outstanding as of December 31, 2022	189,412,557	0.28	6.95	2.14	452,543

Exercisable as of December 31, 2022	125,246,461	0.22	6.48	1.46	196,034

Summary of Estimated Fair Value of Share Options
The Group calculated the estimated fair value of the share options on the respective grant dates using the binomial option pricing model with the assistance from an independent valuation firm, with the following assumptions.

	Year Ended December 31	Year Ended December 31
	2021	2022
Risk free rate of interest	1.47%-3.20%	2.79%-2.85%
Volatility	27%-28%	27%
Dividend yield	—	—
Exercise multiples	2.2-2.8	2.2
Life of options (years)	10	10
Fair value of underlying ordinary shares	$0.14~$0.98	$0.13~$0.31

Summary of the Restricted Share Units	A summary of the restricted share units activities under the 2018 Plan for the year ended December 31, 2022 is presented as follow:

	Number of RSUs	Weighted Average Grant-date Fair Value
		RMB
As of December 31, 2021	—	—
Granted	112,336,970	0.83
Vested	(10,141,620)	0.74
Forfeited or cancelled	(425,000)	0.75
Unvested as of December 31, 2022	101,770,350	0.84

Summary of Non-vested Restricted Shares Activity
A summary of non-vested Restricted Shareholders Shares activity for the year ended December 31, 2021 is presented below:

Number of shares
Outstanding as of December 31, 2020	12,554,722
Vested	12,554,722
Outstanding as of December 31, 2021	—